Derivatives (Credit Risk on Freestanding Derivatives) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Credit Derivatives [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	$ 13,707	$ 8,850
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	7,082	6,549
Estimated Fair Value of Derivatives in Net Liability Position	1,916	1,694
Estimated Fair Value Of Incremental Collateral Provided Upon A One Notch Downgrade In The Company's Credit Rating	5	27
Estimated Fair Value Of Incremental Collateral Provided Upon A Downgrade In The Company's Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position	7	34
Fixed Maturity Securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	1,815	1,530
Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	133	3
Derivatives subject to credit-contingent provisions
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in Net Liability Position	1,832	1,674
Estimated Fair Value Of Incremental Collateral Provided Upon A One Notch Downgrade In The Company's Credit Rating	5	27
Estimated Fair Value Of Incremental Collateral Provided Upon A Downgrade In The Company's Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position	7	34
Derivatives subject to credit-contingent provisions | Fixed Maturity Securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	1,750	1,530
Derivatives subject to credit-contingent provisions | Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	131	0
Derivatives not subject to credit-contingent provisions
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in Net Liability Position	84	20
Estimated Fair Value Of Incremental Collateral Provided Upon A One Notch Downgrade In The Company's Credit Rating	0	0
Estimated Fair Value Of Incremental Collateral Provided Upon A Downgrade In The Company's Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position	0	0
Derivatives not subject to credit-contingent provisions | Fixed Maturity Securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	65	0
Derivatives not subject to credit-contingent provisions | Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	$ 2	$ 3